Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	5,983,900	13,897,304	56,736,209
Exercised | shares	(2,992,122)	(7,866,422)	(42,091,694)
Forfeited | shares	0	(46,982)	(747,211)
Number of options outstanding ending balance | shares	2,991,778	5,983,900	13,897,304
Number of options Vested and expected to vest | shares	2,991,778	5,983,900	13,670,469
Number of options exercisable | shares	2,991,778	5,983,900	12,007,012
Number of options non vested | shares	0	0	1,890,292
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 0.23	$ 0.23	$ 0.19
Weighted-average grant date fair value options exercised | $ / shares	0.24	0.23	0.18
Weighted-average exercise price options forfeited | $ / shares		0.27	0.20
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 0.22	$ 0.23	$ 0.23
Weighted-average exercise price options Vested and expected to vest	$ 0.22	$ 0.23	$ 0.23
Weighted-average exercise price options exercisable | $ / shares	$ 0.22	$ 0.23	$ 0.23
Weighted-average exercise price options non vested			$ 0.24
Weighted-average grant date fair value options outstanding beginning balance	$ 1.93	$ 1.92	1.94
Weighted-average grant date fair value options exercised	1.92	1.91	1.97
Weighted-average grant date fair value options forfeited		1.91	2.04
Weighted-average grant date fair value options outstanding ending balance	1.94	1.93	1.92
Weighted-average grant date fair value options vested and expected to vest	1.94	1.93	1.92
Weighted-average grant date fair value options exercisable	$ 1.94	$ 1.93	1.91
Weighted-average grant date fair value options non vested			$ 1.92
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	21,151,186	26,640,508	36,086,303
Granted | shares	8,543,982	4,992,390	1,993,780
Exercised | shares	(4,360,740)	(10,026,018)	(9,696,202)
Forfeited | shares	(541,488)	(455,694)	(1,743,373)
Number of options outstanding ending balance | shares	24,792,940	21,151,186	26,640,508
Number of options Vested and expected to vest | shares	23,552,634	20,097,190	25,329,481
Number of options exercisable | shares	9,580,612	4,762,058	6,065,968
Number of options non vested | shares	15,212,328	16,389,128	20,574,540
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 4.45	$ 3.43	$ 2.75
Weighted-average exercise price options granted | $ / shares	5.54	6.44	7.05
Weighted-average grant date fair value options exercised | $ / shares	1.92	2.64	1.78
Weighted-average exercise price options forfeited | $ / shares	5.70	6.27	2.67
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 5.24	$ 4.45	$ 3.43
Weighted-average exercise price options Vested and expected to vest	$ 5.21	$ 4.44	$ 3.44
Weighted-average exercise price options exercisable | $ / shares	$ 4.00	$ 3.05	$ 2.45
Weighted-average exercise price options non vested	$ 6.03	$ 4.86	$ 3.71
Weighted-average grant date fair value options outstanding beginning balance	2.68	2.39	2.24
Weighted-average grant date fair value options granted	2.81	2.70	3.00
Weighted-average grant date fair value options exercised	2.26	1.92	1.95
Weighted-average grant date fair value options forfeited	2.90	3.01	2.33
Weighted-average grant date fair value options outstanding ending balance	2.79	2.68	2.39
Weighted-average grant date fair value options vested and expected to vest	2.79	2.68	2.38
Weighted-average grant date fair value options exercisable	2.64	2.74	2.04
Weighted-average grant date fair value options non vested	$ 2.88	$ 2.66	$ 2.50